Inventory (Details) $ in Thousands	Dec. 31, 2024 USD ($) oz	Dec. 31, 2023 USD ($) oz
Inventory
Gold credits	$ 1,849	$ 859
Silver credits	1,986	533
Total inventory	3,835	1,392
Gold credits capitalised depletion included in inventories	1,300	600
Silver credits capitalised depletion included in inventories	$ 1,400	$ 400
Quantity of gold (in oz) | oz	2,100	1,073
Quantity of silver (in oz) | oz	180,000	44,950